Exhibit 99.2

USQ Rail I LLC

USQ Canada Rail ULC

Secured Portfolio Railcar Equipment Notes, Series 2018-1

Subsequent Sample Lease Agreed-Upon Procedures

Report To:

ITE Management L.P.

USQ Rail I LLC

USQ Canada Rail ULC

20 April 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

ITE Management L.P.

USQ Rail I LLC

USQ Canada Rail ULC

200 Park Avenue South, Suite 1511

New York, New York 10003

Re:	USQ Rail I LLC

USQ Canada Rail ULC

Secured Portfolio Railcar Equipment Notes, Series 2018-1 (the “Notes”)

Subsequent Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by ITE Management L.P. (“ITE Management”), USQ Rail I LLC (the “U.S. Issuer”), USQ Canada Rail ULC (the “Canadian Issuer,” together with the U.S. Issuer, the “Issuers”), Deutsche Bank Securities Inc. (“Deutsche Bank”), Credit Suisse Securities (USA) LLC (“Credit Suisse”) and DVB Capital Markets LLC (“DVB,” together with ITE Management, the Issuers, Deutsche Bank and Credit Suisse, the “Specified Parties”), solely to assist the Issuers with respect to certain information relating to a portfolio of railcars (the “Portfolio Railcars”) that are currently subject to operating leases (the “Operating Leases”) relating to the Issuers’ securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

We refer to our report dated 16 January 2018 (the “Asset File to Data File Comparison AUP Report”), which describes the agreed-upon procedures we performed with respect to certain information relating to the Leases (as defined in the Asset File to Data File Comparison AUP Report) that ITE Management, on behalf of the Issuers, indicated are expected to be representative of the Operating Leases that will secure the Notes.

The procedures performed subsequent to the procedures described the Asset File to Data File Comparison AUP Report and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, ITE Management, on behalf of the Issuers, provided us with the information described in the Asset File to Data File Comparison AUP Report and with:

a.	An electronic data file labeled “Data Tape-ITE 4.8.18 (EY).xlsx” and the corresponding record layout and decode information (the “Updated Data File”) that ITE Management, on behalf of the Issuers, indicated contains information as of 31 March 2018 (the “Updated Cut-Off Date”) relating to a portfolio of railcars (the “Updated Portfolio Railcars”) that are currently subject to operating leases (the “Updated Leases”) that ITE Management, on behalf of the Issuers, indicated are expected to be representative of the Portfolio Railcars and Operating Leases,

b.	Imaged copies of:

i.	The lease agreement, lease rider, amendment(s) and addendum(s) (as applicable and collectively, the “Additional Lease Agreement”) and

ii.	Certain printed screen shots from ITE Management’s servicing system (the “Additional System Screenshots,” together with the Additional Lease Agreement, the “Additional Source Documents”)

relating to the Subsequent Sample Leases (as defined in Attachment A),

c.	A schedule (the “Additional Date Built Schedule,” together with the Additional Source Documents, the “Additional Sources”) that ITE Management, on behalf of the Issuers, indicated contains information relating to the year of manufacture and number of railcars corresponding to each Subsequent Sample Lease and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing certain information that is further described in Attachment A. The Issuers are responsible for the Updated Data File, Additional Sources and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Updated Data File. We were not requested to perform and we have not performed any procedures other than those listed in the Asset File to Data File Comparison AUP Report with respect to the Preliminary Data File (as defined in the Asset File to Data File Comparison AUP Report). We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Additional Sources or any other information provided to us by ITE Management, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases, Updated Leases or Operating Leases, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by ITE Management, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Operating Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Operating Leases,

iii.	Whether the originator of the Operating Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Operating Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 April 2018

Attachment A Page 1 of 2

Procedures performed subsequent to the procedures described in the Asset File to Data File Comparison AUP Report and our associated findings

1.	For each lease on the Preliminary Data File and Updated Data File, we compared the lease identification number (the “Lease Identifier”), as shown on the Preliminary Data File, to the corresponding Lease Identifier, as shown on the Updated Data File, and noted that:

a.	Eight of the Updated Leases included on the Updated Data File were not included on the Preliminary Data File,

b.	Three of the Leases included on the Preliminary Data File were not included on the Updated Data File (the “Removed Leases”),

c.	Two of the Removed Leases were Sample Leases (as defined in the Asset File to Data File Comparison AUP Report) (the “Removed Sample Leases”) and

d.	One Sample Lease included on the Preliminary Data File and Updated Data File was identified with a lessee name of “OFF LEASE,” as shown on the Updated Data File (the “Off-Lease Initial Sample Lease”).

The Removed Sample Leases are Sample Lease Numbers (as defined in the Asset File to Data File Comparison AUP Report) 12 and 13.

The Off-Lease Initial Sample Lease is Sample Lease Number 3.

2.	For each Sample Lease included on the Updated Data File that is not the Off-Lease Initial Sample Lease (each, a “Remaining Initial Sample Lease”), we compared the Sample Characteristics (as defined in the Asset File to Data File Comparison AUP Report), as shown on the Preliminary Data File, to the corresponding information, as shown on the Updated Data File, subject to the instructions, qualifications, assumptions and methodologies provided by ITE Management, on behalf of the Issuers, that are stated in the notes in Exhibit 1 to Attachment A of the Asset File to Data File Comparison AUP Report and in the succeeding two paragraphs of this Item 2. Except for the information listed on Exhibit 1 to Attachment A, all such compared information was in agreement.

For the purpose of comparing the volume capacity Sample Characteristic for each Remaining Initial Sample Lease (except for Sample Lease Number 15, which is described in the succeeding paragraph of this Item 2.), ITE Management, on behalf of the Issuers, instructed us to ignore differences due to additional text located to the right of a hyphen (“-“) in the volume capacity, as shown on the Updated Data File.

For the purpose of comparing the volume capacity Sample Characteristic for Sample Lease Number 15, ITE Management, on behalf of the Issuers, instructed us to note agreement with a volume capacity of “5125 cf,” as shown on the Preliminary Data File, if the corresponding volume capacity is “11, 5125 cf, 286 GRL, PD and 4, 5165 cf, 263 grl PD,” as shown on the Updated Data File.

ITE Management, on behalf of the Issuers, instructed us not to perform the procedure described in this Item 2. for the Off-Lease Initial Sample Lease.

Attachment A Page 2 of 2

3.	As instructed by ITE Management, on behalf of the Issuers, we randomly selected a sample of five Leases from the Updated Data File that are not Remaining Initial Sample Leases or the Off-Lease Initial Sample Lease (the “Subsequent Sample Leases”). For the purpose of this procedure, ITE Management, on behalf of the Issuers, did not inform us as to the basis for how they determined the number of Subsequent Sample Leases or the methodology they instructed us to use to select the Subsequent Sample Leases from the Updated Data File.

For the purpose of the procedures described in this report, the five Subsequent Sample Leases are referred to as Sample Lease Numbers 16 through 20.

4.	For each Subsequent Sample Lease, we compared the Sample Characteristics listed on Exhibit 2 to Attachment A, as shown on the Updated Data File, to the corresponding information located on the Additional Sources, subject to the instructions, qualifications, assumptions and methodologies provided by ITE Management, on behalf of the Issuers, that are stated in the notes to Exhibit 2 to Attachment A. The Additional Sources that we were instructed by ITE Management, on behalf of the Issuers, to use for each Sample Characteristic are shown on Exhibit 2 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Updated Data File

Sample Lease Number	Sample Characteristic	Preliminary Data File Value	Updated Data File Value	Note

6	Maturity date	10/31/2021	9/30/2021	i.

7	Maturity date	12/31/2018	11/30/2018	i.

8	Average build date	10/31/2002	11/10/2001	i.
	Maturity date	6/30/2019	5/31/2019	i.

9	Maturity date	8/31/2018	7/31/2018	i.

10	Maturity date	6/30/2022	1/31/2023	i.

11	Maturity date	4/30/2019	3/31/2019	i.

15	Lease term	60	17

Note:

i.	ITE Management, on behalf of the Issuers, indicated that the related Sample Characteristic difference between the Preliminary Data File and Updated Data File reflect adjustments that were made that correspond to certain information shown on Exhibit 2 to Attachment A of the Asset File to Data File Comparison AUP Report.

We performed no procedures to determine the accuracy, completeness or reasonableness of the qualification provided by ITE Management, on behalf of the Issuers, described in the note above.

Exhibit 2 to Attachment A

Sample Characteristics and Additional Source

Sample Characteristic	Updated Data File Field Name	Additional Source	Note

Lease Identifier	Lease Identifier	Additional Lease Agreement	i.

Rider number	Rider	Additional Lease Agreement	ii.

Lease type	Lease Type	Additional Lease Agreement or Additional System Screenshots	iii.

Purchase option or early termination option indicator	Purchase Option or Early Termination Option Indicator	Additional Lease Agreement

Car type (tank/freight)	Railcar Type	Additional Lease Agreement	iv.

Volume capacity	Volume Capacity	Additional Lease Agreement and/or Additional System Screenshots	iii., v.

Monthly lease rate	Rate (pcpm)	Additional Lease Agreement

Lease term	Original Term	Additional Lease Agreement or Additional System Screenshots	iii.

Lessee name	Lessee	Additional Lease Agreement	vi.

Number of railcars	# of Railcars	Additional Date Built Schedule

Average build date	Average Build Date	Additional Date Built Schedule	vii.

Maturity date	Lease Expiration	Additional System Screenshots	viii.

Exhibit 2 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the rider number Sample Characteristic for each Subsequent Sample Lease, ITE Management, on behalf of the Issuers, instructed us to compare the rider number excluding the decimal, if applicable, as shown on the Updated Data File, to the rider number, as shown in the Additional Lease Agreement.

iii.	For the purpose of comparing the indicated Sample Characteristic for each Subsequent Sample Lease, the applicable Additional Source contains conflicting information relating to such indicated Sample Characteristic. ITE Management, on behalf of the Issuers, instructed us to note agreement if the information on the Updated Data File agreed to any of the information on the corresponding Additional Source. We performed no procedures to reconcile any conflicting information which exists in the Additional Sources for any of the indicated Sample Characteristics.

iv.	For the purpose of comparing the car type (tank/freight) Sample Characteristic for each Subsequent Sample Lease with a car type (tank/freight) of “Freight” on the Updated Data File, ITE Management, on behalf of the Issuers, instructed us to note agreement with a car type (tank/freight) value of “Gondola,” “Hopper” or “Power-Flo,” as shown in the Additional Lease Agreement.

v.	The Additional Lease Agreements and Additional System Screenshots corresponding to certain Subsequent Sample Leases contain conflicting information relating to volume capacity. For the purpose of comparing the volume capacity Sample Characteristic for such Subsequent Sample Leases (except for Sample Lease Numbers 19 and 20), ITE Management, on behalf of the Issuers, instructed us to note agreement if the volume capacity, as shown on the Updated Data File, agreed to any of the corresponding information, as shown in the Additional Lease Agreement or Additional System Screenshots (as applicable and in accordance with note iii.). For the purpose of comparing the volume capacity Sample Characteristic for Sample Lease Numbers 19 and 20, ITE Management, on behalf of the Issuers, instructed us to combine the volume capacity information on the corresponding Additional Lease Agreement and Additional System Screenshots and note agreement if the volume capacity, as shown on the Updated Data File, agreed to the corresponding information, as combined from the Additional Lease Agreement and Additional System Screenshots. We performed no procedures to reconcile any conflicting information which exists in the Additional Lease Agreement or Additional System Screenshots (as applicable and in accordance with note iii.) relating to volume capacity.

For the purpose of comparing the volume capacity Sample Characteristic for each Subsequent Sample Lease, ITE Management, on behalf of the Issuers, indicated that a volume capacity of “wg,” as shown on the Updated Data File, corresponds to a volume capacity of “gallon,” as shown in the Additional Lease Agreement or Additional System Screenshots (as applicable and in accordance with note iii.).

Exhibit 2 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the lessee name Sample Characteristic for each Subsequent Sample Lease, ITE Management, on behalf of the Issuers, instructed us to ignore differences that are due to abbreviations, truncations or punctuation.

vii.	For the purpose of comparing the average build date Sample Characteristic for each Subsequent Sample Lease, ITE Management, on behalf of the Issuers, instructed us to note agreement if the year of the average build date, as shown on the Updated Data File, agreed with the year of the average of build date, as shown on the Additional Date Built Schedule.

viii.	For the purpose of comparing the maturity date Sample Characteristic for each Subsequent Sample Lease, ITE Management, on behalf of the Issuers, instructed us to note agreement if:

a.	The maturity date, as shown on the Updated Data File, agreed with the maturity date, as shown on the Additional System Screenshots, ignoring differences of +/- 1 day, or

b.	The month and year of the maturity date, as shown on the Updated Data File, agreed with the month and year of the maturity date, as shown on the Additional System Screenshots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by ITE Management, on behalf of the Issuers, that are described in the notes above.